Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of transactions between related parties
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Fixed salaries and benefits	5,861	4,385
Variable incentive-based compensation	16,256	9,249
Share-based compensation	37,068	9,915
	59,185	23,549